Commitments and Contingencies - Gross Held-to-Maturity Investments (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Held-to-maturity Securities [Abstract]
Less: Outside working interest owners share, Amortized Cost	$ (66,442)	$ (65,222)
Restricted investments	78,787	77,361	$ 73,385
BOEM platform abandonment [Member]
Held-to-maturity Securities [Abstract]
Restricted investments	71,263	69,954	$ 66,373
Money Market Funds [Member]
Held-to-maturity Securities [Abstract]
Amortized Cost	$ 137,705	$ 135,176